Application of New and Amended International Financial Reporting Standards	12 Months Ended
Dec. 31, 2022
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Application of New and Amended International Financial Reporting Standards
5.
APPLICATION OF NEW AND AMENDED INTERNATIONAL FINANCIAL REPORTING STANDARDS

Amendments to IFRSs and the New Interpretation That Are Mandatorily Effective for the Current Year

The Company has applied Amendments to IFRSs: Annual Improvements to IFRS Standards 2018-2020, Amendments to IFRS 3: Reference to the Conceptual Framework, Amendments to IAS 16: Property, Plant and Equipment - Proceeds before Intended Use, Amendments to IAS 37: Onerous Contracts - Cost of Fulfilling a Contract. The application of these amendments has had no impact on the disclosures or amounts recognized in the Company’s consolidated financial statements.

New and Amended IFRSs in Issue But Not Yet Effective

The Company has not applied the following new and amended IFRSs that have been issued but are not yet effective.

New or Amended Standards and Interpretations		Effective Date Issued by IASB (Note 1)
Amendments to IAS 1	Disclosure of Accounting Policies	January 1, 2023 (Note 2)
Amendments to IAS 8	Definition of Accounting Estimates	January 1, 2023 (Note 3)
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023 (Note 4)
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture	To be determined by IASB
Amendments to IFRS 16	Leases Liability in a Sale and Leaseback	January 1, 2024 (Note 5)
Amendments to IAS 1	Classification of Liabilities as Current or Non-current	January 1, 2024
Amendments to IAS 1	Non-current Liabilities with Covenants	January 1, 2024

Note 1: The aforementioned new or amended standards or interpretations are effective after fiscal year beginning on or after the effective dates, unless specified otherwise.

Note 2: The amendments will be applied for annual reporting periods beginning on or after January 1, 2023.

Note 3: The amendments are applicable to changes in accounting estimates and changes in accounting policies that occur on or after the beginning of the annual reporting period beginning on or after January 1, 2023.

Note 4: Except for deferred taxes that were recognized on January 1, 2022 for temporary differences associated with leases and decommissioning obligations, the amendments were applied prospectively to transactions that occur on or after January 1, 2022.

Note 5: A seller-lessee shall apply the Amendments to IFRS 16 retrospectively to sale and leaseback transactions entered into after the date of initial application of IFRS 16.

The application of “Amendments to IAS 1: Disclosure of Accounting Policies ”, “Amendments to IAS 8: Definition of Accounting Estimates ” and“Amendments to IAS 12: Deferred Tax related to Assets and Liabilities arising from a Single Transaction ” will not have material impact on the Company’s consolidated financial statements.

As of the date the consolidated financial statements were authorized for issue, the Company is continuously assessing whether the application of “Amendments to IFRS 10 and IAS 28: Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture”, “Amendments to IFRS 16: Leases Liability in a Sale and Leaseback ”, “Amendments to IAS 1: Classification of Liabilities as Current or Non-current ” and “Amendments to IAS 1: Non-current Liabilities with Covenants ” will have the impact on the Company’s financial position and operating result. The Company will disclose the relevant impact when the assessment is completed.